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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series, Evergreen New Jersey Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen California Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund for the year ended March 31, 2007. These five series have a March 31, fiscal year end.

Date of reporting period: March 31, 2007

Item 1 - Reports to Stockholders.

Evergreen New Jersey Municipal Bond Fund

Evergreen

NEW JERSEY MUNICIPAL BOND FUND

Annual Report
as of March 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen New Jersey Municipal Bond Fund covering the twelve-month period ended March 31, 2007.

The municipal bond markets generated healthy results during the twelve-month period in an environment supported by persistent economic growth and the prospect of stable interest rates. State municipal bonds generally benefited from the strong economy, and investors showed their willingness to look past some signs of economic weakness and focus on the solid underpinnings of the economic expansion. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and fall by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall municipal bond market. The sustained growth in the economy also led to improved performance of lower-quality, higher-yielding municipal securities.

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the

1

LETTER TO SHAREHOLDERS continued

housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s state municipal bond funds pursued strategies which sought total return and current income. When opportunities presented themselves, managers sought to extend duration, or sensitivity to changes in interest rates, to capture both total return and high income. They also sought out selected values available in higher-yielding municipal securities that met their investment standards.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

LETTER TO SHAREHOLDERS continued

Notification of Investment Strategy Change:

Effective July 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and New Jersey state income tax as part of a long-term strategy of achieving tax-advantaged total return.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/16/1991
	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

Average annual return*

1-year with sales charge	-0.53%	-1.33%	2.67%	N/A

1-year w/o sales charge	4.43%	3.67%	3.67%	4.71%

5-year	3.17%	3.07%	3.42%	4.46%

10-year	4.17%	3.82%	4.29%	4.87%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.43% for the twelve-month period ended March 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 5.43% .

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and New Jersey state income tax as part of a long-term strategy of achieving tax-advantaged total return.

During the fiscal year, we adjusted our investment style and moved from an emphasis on yield and price stability to a focus on total return and yield. It was a period in which longer-maturity municipal bonds, especially those with maturities of 20 to 30 years, and lower-rated securities tended to perform very well. Inflationary fears were relatively high very early in the period, but they subsided in the summer of 2006 after the Federal Reserve Board (the “Fed”) paused in its cycle of short-term interest rate hikes after its most recent rate hike in June. The Fed’s actions were widely seen as evidence of a moderating of inflationary pressures. Economic growth remained strong throughout the fiscal year, despite some signs of deceleration late in the period. The employment market, for example, remained very strong, as the nation’s unemployment rate decreased to 4.4% near the end of the fiscal year. At the start of the fiscal year, we deliberately kept duration—a measure of a portfolio’s sensitivity to interest-rate volatility—relatively short. This helped performance during the spring of 2006 when market volatility intensified due to increased concerns over potentially rising inflationary pressures. These concerns were exacerbated by rapid increases in energy and commodity markets. Beginning in May, we lengthened portfolio duration. We sold securities in the two to five year maturity range and bought more intermediate-term bonds, typically in the 10 to 15 year range. We also took a significant position in a new issue of non-callable New Jersey transportation bonds. Over the next several months, we continued to lengthen the fund’s duration, primarily through investments in the 10 to 15 year range and we added to the fund’s positions in lower-quality, high yield municipal bonds.

At the end of the fiscal year, the fund’s duration of 4.97 years still was somewhat shorter than the 5.42 -year duration of the LBMBI. The average maturity of fund holdings was 11.22 years, versus 13.22 years for the index and the average credit quality of fund holdings was AA. Non-rated, high yield bonds accounted for approximately 5% of net assets at the end of the fiscal year and approximately 6% of net assets were invested in bonds rated BBB.

The increased exposure to high yield bonds helped fund performance during the year. Unfortunately, there were relatively few opportunities to invest in suitable New Jersey high yield bonds, which held back results. However, our emphasis on health care related bonds added to results, as health care securities performed well during the year. While our decision to lengthen portfolio duration supported performance, the fact that the fund was short of the benchmark duration during the fiscal year tended to detract from results during a period when longer-maturity securities outperformed shorter-maturity securities.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.22	$ 4.77
Class B	$ 1,000.00	$ 1,010.44	$ 8.52
Class C	$ 1,000.00	$ 1,010.44	$ 8.52
Class I	$ 1,000.00	$ 1,015.48	$ 3.52
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.19	$ 4.78
Class B	$ 1,000.00	$ 1,016.45	$ 8.55
Class C	$ 1,000.00	$ 1,016.45	$ 8.55
Class I	$ 1,000.00	$ 1,021.44	$ 3.53

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C and 0.70% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Income from investment operations
Net investment income (loss)	0.43	0.43	0.43	0.43	0.47
Net realized and unrealized gains or losses on investments	0.04	(0.12)	(0.30)	0.08	0.39
Total from investment operations	0.47	0.31	0.13	0.51	0.86

Distributions to shareholders from
Net investment income	(0.43)	(0.43)	(0.43)	(0.43)	(0.47)

Net asset value, end of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Total return[1]	4.43%	2.81%	1.15%	4.61%	8.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,163	$53,633	$52,069	$59,206	$55,422
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.95%	0.93%[2]	0.93%[2]	0.95%[2]	0.80%[2]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.00%	0.97%[2]	0.94%[2]	0.95%[2]	0.88%[2]
Expenses including waivers/reimbursements but
excluding expense reductions interest and fee expense	0.87%	0.87%	0.90%	0.92%	0.77%
Interest and fee expense[3]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	3.98%	3.93%	3.85%	3.79%	4.19%
Portfolio turnover rate	34%	19%	27%	24%	30%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transaction.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Income from investment operations
Net investment income (loss)	0.35	0.35	0.35	0.35	0.37
Net realized and unrealized gains or losses on investments	0.04	(0.12)	(0.30)	0.08	0.39
Total from investment operations	0.39	0.23	0.05	0.43	0.76

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.35)	(0.35)	(0.37)

Net asset value, end of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Total return[1]	3.67%	2.10%	0.44%	3.87%	7.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,780	$21,416	$25,335	$33,148	$35,651
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.70%	1.67%[2]	1.64%[2]	1.65%[2]	1.63%[2]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%	1.67%[2]	1.64%[2]	1.65%[2]	1.63%[2]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.62%	1.61%	1.61%	1.62%	1.60%
Interest and fee expense[3]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	3.23%	3.18%	3.14%	3.08%	3.34%
Portfolio turnover rate	34%	19%	27%	24%	30%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.84	$10.96	$11.26	$ 11.18	$10.79

Income from investment operations
Net investment income (loss)	0.35	0.35	0.35	0.35	0.37
Net realized and unrealized gains or losses on investments	0.04	(0.12)	(0.30)	0.08	0.39
Total from investment operations	0.39	0.23	0.05	0.43	0.76

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.35)	(0.35)	(0.37)

Net asset value, end of period	$10.88	$10.84	$10.96	$ 11.26	$11.18

Total return[1]	3.67%	2.10%	0.44%	3.87%	7.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,486	$8,753	$9,718	$10,126	$8,007
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.70%	1.68%[2]	1.64%[2]	1.65%[2]	1.61%[2]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%	1.68%[2]	1.64%[2]	1.65%[2]	1.61%[2]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.62%	1.62%	1.61%	1.62%	1.58%
Interest and fee expense[3]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	3.23%	3.18%	3.14%	3.08%	3.22%
Portfolio turnover rate	34%	19%	27%	24%	30%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statement.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transaction.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Income from investment operations
Net investment income (loss)	0.46	0.46	0.46	0.46	0.48
Net realized and unrealized gains or losses on investments	0.04	(0.12)	(0.30)	0.08	0.39
Total from investment operations	0.50	0.34	0.16	0.54	0.87

Distributions to shareholders from
Net investment income	(0.46)	(0.46)	(0.46)	(0.46)	(0.48)

Net asset value, end of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Total return	4.71%	3.12%	1.45%	4.92%	8.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$162,436	$176,788	$181,659	$181,649	$178,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.70%	0.67%[1]	0.64%[1]	0.66%[1]	0.63%[1]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.70%	0.67%[1]	0.64%[1]	0.66%[1]	0.63%[1]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.62%	0.61%	0.61%	0.63%	0.60%
Interest and fee expense[2]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	4.23%	4.18%	4.14%	4.08%	4.36%
Portfolio turnover rate	34%	19%	27%	24%	30%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statement.

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transaction.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.0%
AIRPORT 3.0%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$ 5,000,000	$5,060,900
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,065,440

		7,126,340

CONTINUING CARE RETIREMENT COMMUNITY 5.4%
New Jersey EDA RB:
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,188,721
First Mtge. of The Evergreens:
5.875%, 10/01/2012	2,000,000	2,025,780
6.00%, 10/01/2017	680,000	690,016
6.00%, 10/01/2022	4,140,000	4,200,899
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,061,050
Seabrook Vlg., Inc. Facs., 5.25%, 11/15/2026	1,750,000	1,774,990

		12,941,456

EDUCATION 8.8%
Jackson Township, NJ Sch. Dist. RRB, 5.00%, 06/15/2024	5,665,000	6,088,402
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,413,628
5.25%, 01/15/2022	1,000,000	1,068,790
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%,
12/15/2012	500,000	552,775
New Jersey Edl. Facs. Auth. RB:
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,077,660
5.25%, 07/01/2020	1,000,000	1,077,660
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,196,823
New Jersey EDRB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,409,900

		20,885,638

GENERAL OBLIGATION - LOCAL 2.9%
Essex Cnty., NJ Impt. Auth. GO, Ser. A, 5.80%, 11/01/2007	500,000	506,015
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	502,715
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	255,305
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	445,284
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	336,745
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,027,344
Monmouth Cnty., NJ GO, 5.00%, 01/15/2017	850,000	915,212
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd.
by FGIC)	1,095,000	1,101,460
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	372,361
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,395,134
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	139,572

		6,997,147

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 4.7%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	$ 1,115,000	$1,154,326
New Jersey GO:
Ser. E, 6.00%, 07/15/2009	6,500,000	6,838,325
Ser. F, 5.50%, 08/01/2011	3,000,000	3,220,320

		11,212,971

HOSPITAL 17.1%
Baltimore Cnty., MD RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 09/01/2036	5,620,000	5,926,346
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,266,400
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,624,725
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	534,210
Carroll Hosp. Ctr., 5.00%, 07/01/2036	1,250,000	1,287,250
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,462,849
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,231,600
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,968,323
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	1,000,000	1,052,490
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	920,000	921,334
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,933,900
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,550,553
St. Joseph’s Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,021,330
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,900,000	3,139,714

		40,921,024

HOUSING 8.2%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,045,540
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,303,437
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,073,230
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,026,220
5.70%, 05/01/2020, (Insd. by FSA)	225,000	234,650
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	354,583
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,875,000	1,940,044
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. T:
4.625%, 10/01/2027	5,000,000	4,990,150
4.70%, 10/01/2037	2,000,000	1,980,800
5.25%, 10/01/2037	2,500,000	2,630,000

		19,578,654

LEASE 4.5%
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,064,350
5.25%, 08/15/2021	1,500,000	1,592,790

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012,
(Insd. by FGIC)	$ 3,090,000	$3,304,693
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,871,076
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	2,160,000	2,299,774
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	508,185

		10,640,868

MISCELLANEOUS REVENUE 5.2%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,931,636
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%,
07/01/2009, (Insd. by AMBAC)	250,000	264,308
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,451,956
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,351,425
New Jersey Env. Infrastructure Trust RRB, Ser. B, 5.00%, 09/01/2019	4,050,000	4,477,963

		12,477,288

PORT AUTHORITY 15.7%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	796,665
Delaware River & Bay Auth. RRB, 5.00%, 01/01/2018	3,750,000	4,015,687
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,528,250
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,011,300
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,639,292
Port Auth. of New York & New Jersey RB:
126th Street Proj., 5.50%, 11/15/2013 (Insd. by FGIC) ‡	10,000,000	10,832,900
140th Street Proj., 5.00%, 12/01/2034	5,000,000	5,285,000
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,451,100
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,026,903

		37,587,097

PRE-REFUNDED 3.3%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	53,957
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	54,095
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	303,021
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by
AMBAC)	1,150,000	1,204,889
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010,
(Insd. by MBIA)	375,000	407,411
New Jersey Turnpike Auth. RRB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,464,055
Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,467,500

		7,954,928

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.3%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.75%, 03/01/2010, (Insd. by MBIA)	$ 4,085,000	$4,323,891
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,062,490

		5,386,381

SPECIAL TAX 1.3%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,094,140

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016,
(Insd. by AMBAC)	435,000	438,498

TRANSPORTATION 15.1%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,583,291
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,375,440
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,077,440
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	15,000,000	16,741,950
5.625%, 06/15/2013	1,200,000	1,315,860
5.625%, 06/15/2014	1,500,000	1,677,120
5.75%, 06/15/2015	1,300,000	1,479,296
Ser. B:
5.25%, 12/15/2014	6,500,000	7,124,325
6.50%, 06/15/2010, (Insd. by MBIA)	625,000	677,831
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	965,000	1,014,968
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,095

		36,117,616

UTILITY 1.2%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,858,878

WATER & SEWER 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,123,190
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by
AMBAC)	685,000	702,515
Stafford, NJ Muni. Util. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	370,744
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	526,050

		2,722,499

Total Municipal Obligations (cost $230,193,581)		238,941,423

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø
(cost $2,023,408)	2,023,408	2,023,408

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2007

Value

Total Investments (cost $232,216,989) 100.9%	$240,964,831
Other Assets and Liabilities (0.9%)	(2,101,248)

Net Assets 100.0%	$238,863,583

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	RB	Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RRB	Refunding Revenue Bond
FHA	Federal Housing Authority	SFHRB	Single Family Housing Revenue Bond
FSA	Financial Security Assurance, Inc.

The following table shows the percent of total investments by geographic location as of March 31, 2007:

New Jersey	74.8%
New York	11.9%
Maryland	3.2%
Puerto Rico	3.1%
Pennsylvania	2.8%
Delaware	2.0%
Virgin Islands	1.3%
Non-state specific	0.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2007 (unaudited):

AAA	57.2%
AA	26.3%
A	5.7%
BBB	5.8%
NR	5.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2007 (unaudited):

Less than 1 year	2.2%
1 to 3 year(s)	7.1%
3 to 5 years	5.8%
5 to 10 years	33.1%
10 to 20 years	42.6%
20 to 30 years	7.3%
Greater than 30 years	1.9%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

Assets
Investments in securities, at value (cost $230,193,581)	$238,941,423
Investments in affiliated money market fund, at value (cost $2,023,408)	2,023,408

Total investments	240,964,831
Receivable for Fund shares sold	468,016
Interest receivable	3,276,851
Prepaid expenses and other assets	24,770

Total assets	244,734,468

Liabilities
Dividends payable	645,725
Payable for Fund shares redeemed	102,531
Payable for floating-rate notes issued	5,000,000
Due to custodian bank	3,808
Interest and fee expense payable	72,046
Advisory fee payable	8,237
Distribution Plan expenses payable	1,193
Due to other related parties	2,531
Accrued expenses and other liabilities	34,814

Total liabilities	5,870,885

Net assets	$238,863,583

Net assets represented by
Paid-in capital	$236,682,062
Undistributed net investment income	17,744
Accumulated net realized losses on investments	(6,584,065)
Net unrealized gains on investments	8,747,842

Total net assets	$238,863,583

Net assets consists of
Class A	$50,162,553
Class B	18,779,538
Class C	7,485,624
Class I	162,435,868

Total net assets	$238,863,583

Shares outstanding (unlimited number of shares authorized)
Class A	4,610,499
Class B	1,726,064
Class C	688,022
Class I	14,929,827

Net asset value per share
Class A	$10.88
Class A — Offering price (based on sales charge of 4.75%)	$11.42
Class B	$10.88
Class C	$10.88
Class I	$10.88

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended March 31, 2007

Investment income
Interest	$11,928,757
Income from affiliate	188,760

Total investment income	12,117,517

Expenses
Advisory fee	1,033,892
Distribution Plan expenses
Class A	155,003
Class B	196,659
Class C	78,464
Administrative services fee	245,061
Transfer agent fees	50,045
Trustees’ fees and expenses	4,665
Printing and postage expenses	25,348
Custodian and accounting fees	78,490
Registration and filing fees	54,019
Professional fees	26,026
Interest and fee expense	193,363
Other	6,659

Total expenses	2,147,694
Less: Expense reductions	(5,273)
Expense reimbursements	(25,834)

Net expenses	2,116,587

Net investment income	10,000,930

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,446,514
Net change in unrealized gains or losses on investments	(512,823)

Net realized and unrealized gains or losses on investments	933,691

Net increase in net assets resulting from operations	$10,934,621

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2007		2006

Operations
Net investment income		$10,000,930		$10,698,364
Net realized gains on investments		1,446,514		555,915
Net change in unrealized gains or losses
on investments		(512,823)		(3,510,865)

Net increase in net assets resulting from
operations		10,934,621		7,743,414

Distributions to shareholders from
Net investment income
Class A		(2,055,443)		(2,068,930)
Class B		(637,410)		(753,750)
Class C		(254,519)		(308,119)
Class I		(7,078,409)		(7,542,853)

Total distributions to shareholders		(10,025,781)		(10,673,652)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	564,477	6,134,177	602,201	6,576,800
Class B	128,192	1,394,347	140,271	1,537,854
Class C	148,869	1,621,419	176,039	1,933,077
Class I	1,529,479	16,659,657	1,968,967	21,600,343

		25,809,600		31,648,074

Net asset value of shares issued in
reinvestment of distributions
Class A	128,213	1,394,940	119,235	1,306,577
Class B	40,618	441,811	47,941	525,608
Class C	12,360	134,466	14,502	158,989
Class I	16,716	181,886	16,644	182,496

		2,153,103		2,173,670

Automatic conversion of Class B
shares to Class A shares
Class A	140,803	1,529,260	166,905	1,827,190
Class B	(140,803)	(1,529,260)	(166,905)	(1,827,190)

		0		0

Payment for shares redeemed
Class A	(1,170,053)	(12,729,585)	(691,048)	(7,575,548)
Class B	(277,385)	(3,012,977)	(357,012)	(3,915,460)
Class C	(280,589)	(3,048,699)	(269,640)	(2,948,361)
Class I	(2,923,704)	(31,806,099)	(2,249,570)	(24,643,858)

		(50,597,360)		(39,083,227)

Net decrease in net assets resulting from
capital share transactions		(22,634,657)		(5,261,483)

Total decrease in net assets		(21,725,817)		(8,191,721)
Net assets
Beginning of period		260,589,400		268,781,121

End of period	$ 238,863,583		$ 260,589,400

Undistributed net investment income		$17,744		$42,595

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

19

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities, (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $25,834.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2007, EIS received $5,384 from the sale of Class A shares and $26,397 and $589 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $82,635,857 and $86,273,381, respectively, for the year ended March 31, 2007.

21

NOTES TO FINANCIAL STATEMENTS continued

At March 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$5,000,000	1.60%	$10,832,900

During the year ended March 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $193,363.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $232,216,989. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,903,248 and $155,406, respectively, with a net unrealized appreciation of $8,747,842.

As of March 31, 2007, the Fund had $6,584,065 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013

$4,638,390	$972,505	$183,574	$680,404	$109,192

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 17,744	$ 8,747,842	$ 6,584,065

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2007	2006

Ordinary Income	$56,359	$61,535
Exempt-Interest Income	9,969,422	10,612,117

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09. During the year ended March 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess

23

NOTES TO FINANCIAL STATEMENTS continued

of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Bond Fund as of March 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2007

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.44 . The percentage of distributions subject to the federal alternative minimum tax and New Jersey state income tax will be reported to shareholders in January 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566393 rv4   05/2007

Evergreen Connecticut Municipal Bond Fund

Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Annual Report
as of March 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Connecticut Municipal Bond Fund covering the twelve-month period ended March 31, 2007.

The municipal bond markets generated healthy results during the twelve-month period in an environment supported by persistent economic growth and the prospect of stable interest rates. State municipal bonds generally benefited from the strong economy, and investors showed their willingness to look past some signs of economic weakness and focus on the solid underpinnings of the economic expansion. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and fall by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall municipal bond market. The sustained growth in the economy also led to improved performance of lower-quality, higher-yielding municipal securities.

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the

1

LETTER TO SHAREHOLDERS continued

housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s state municipal bond funds pursued strategies which sought total return and current income. When opportunities presented themselves, managers sought to extend duration, or sensitivity to changes in interest rates, to capture both total return and high income. They also sought out selected values available in higher-yielding municipal securities that met their investment standards.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Strategy Change:

Effective July 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Connecticut state income tax as part of a long-term strategy of achieving tax-advantaged total return.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

Average annual return*

1-year with sales charge	-0.42%	-1.27%	2.73%	N/A

1-year w/o sales charge	4.49%	3.73%	3.73%	4.77%

5-year	3.19%	3.10%	3.45%	4.49%

10-year	4.04%	3.85%	4.29%	4.82%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.49% for the twelve-month period ended March 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 5.43% .

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Connecticut state income tax as part of a long-term strategy of achieving tax-advantaged total return.

During the twelve-month period, we changed our investment style in managing the fund. We moved from a focus on yield and price stability, which is more characteristic of intermediate-term bonds, to one that focuses on total return, which implies a more active management style.

Throughout the fiscal year, we added to the portfolio’s duration—a measure of a fund’s price-sensitivity to changes in interest rates—to capture total return. It was a period in which the market offered low relative yields. The yield curve was flat, which characterized relatively small differences between the yields of short-maturity and long-maturity bonds. At the same time, credit spreads were relatively tight, which meant that the difference in yields of higher-quality and lower-rated securities was minimal. One of the key events during the twelve-month period was the decision by the Federal Reserve Board to leave the fed funds rate, an influential short-term rate, unchanged after a final rate hike in June of 2006. In the months that followed, both short-term and long-term yields were relatively stable. While investors could gain added yield by increasing investments in longer-maturity bonds, the backdrop tended to favor portfolios that already maintained a longer duration positioning. With a relatively strong economy, higher-yielding securities continued to perform well, despite the tight credit spreads in the market. However, the supply of new issues of higher-yielding Connecticut municipal bonds was limited and competition for these bonds was fierce. We did add to our investments in lower-rated, higher-yielding bonds during the year, however, and ended the period with approximately a 17% exposure to lower-rated credits.

Our decision to extend duration during the twelvemonth period and capture more performance from longer-maturity securities added to results. By the end of the fiscal year, approximately 60% of net assets were invested in securities with maturities that ranged from 10 to 20 years. However, since we did not start the fiscal year with a longer duration, performance tended to lag the longer-duration benchmark for the full twelve-month period, which detracted from results, as securities with maturities of more than 20 years turned in superior performance. Our emphasis on higher-quality securities negatively affected performance during a period in which lower-quality securities performed well. At the end of the fiscal year, approximately 77% of net assets were invested in securities rated AAA or AA. We added lower-rated securities when they met our investment standards, however, we tended to invest in smaller positions in new issues of below-investment grade bonds for policy and risk control reasons.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,015.35	$ 4.82
Class B	$ 1,000.00	$ 1,011.57	$ 8.58
Class C	$ 1,000.00	$ 1,011.57	$ 8.58
Class I	$ 1,000.00	$ 1,016.61	$ 3.57
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.14	$ 4.84
Class B	$ 1,000.00	$ 1,016.40	$ 8.60
Class C	$ 1,000.00	$ 1,016.40	$ 8.60
Class I	$ 1,000.00	$ 1,021.39	$ 3.58

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.71% for Class B, 1.71% for Class C and 0.71% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.24	0.24	0.25	0.24	0.26
Net realized and unrealized gains or losses on investments	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0.28	0.15	0.06	0.28	0.55

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.25)	(0.24)	(0.26)

Net asset value, end of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return[1]	4.49%	2.39%	0.90%	4.39%	8.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,175	$8,607	$7,266	$6,327	$4,342
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.96%	0.96%	0.98%	1.10%	0.96%
Expenses excluding waivers/reimbursements
and expense reductions	1.01%	1.00%	0.99%	1.10%	1.03%
Net investment income (loss)	3.76%	3.82%	3.84%	3.67%	4.03%
Portfolio turnover rate	58%	24%	19%	10%	9%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.19	0.20	0.20	0.19	0.21
Net realized and unrealized gains or losses on investments	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0.23	0.11	0.01	0.23	0.50

Distributions to shareholders from
Net investment income	(0.19)	(0.20)	(0.20)	(0.19)	(0.21)

Net asset value, end of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return[1]	3.73%	1.68%	0.20%	3.66%	8.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,074	$3,712	$4,418	$5,148	$4,480
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%	1.70%	1.69%	1.80%	1.71%
Expenses excluding waivers/reimbursements
and expense reductions	1.71%	1.70%	1.69%	1.80%	1.78%
Net investment income (loss)	3.01%	3.08%	3.13%	2.96%	3.26%
Portfolio turnover rate	58%	24%	19%	10%	9%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.19	0.20	0.20	0.19	0.21
Net realized and unrealized gains or losses on investments	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0.23	0.11	0.01	0.23	0.50

Distributions to shareholders from
Net investment income	(0.19)	(0.20)	(0.20)	(0.19)	(0.21)

Net asset value, end of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return[1]	3.73%	1.68%	0.20%	3.66%	8.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,201	$1,777	$1,685	$1,966	$2,345
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%	1.70%	1.69%	1.80%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.71%	1.70%	1.69%	1.80%	1.83%
Net investment income (loss)	3.01%	3.08%	3.13%	2.97%	3.13%
Portfolio turnover rate	58%	24%	19%	10%	9%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.25	0.26	0.27	0.26	0.28
Net realized and unrealized gains or losses on investments	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0.29	0.17	0.08	0.30	0.57

Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.27)	(0.26)	(0.28)

Net asset value, end of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return	4.77%	2.70%	1.21%	4.70%	9.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,022	$61,671	$61,887	$68,275	$63,580
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71%	0.70%	0.69%	0.80%	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%	0.70%	0.69%	0.80%	0.78%
Net investment income (loss)	4.01%	4.07%	4.12%	3.97%	4.28%
Portfolio turnover rate	58%	24%	19%	10%	9%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.1%
AIRPORT 1.5%
Susquehanna, PA Area Regl. Arpt. Auth. RB, Ser. C-1, VRDN, 3.98%,
01/01/2010	$1,000,000	$1,000,000

COMMUNITY DEVELOPMENT DISTRICT 4.6%
Connecticut Dev. Auth. RB:
Aquarium Proj., Ser. A, 4.58%, 05/01/2037 #	1,000,000	980,070
Elm Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	798,277
Mary Wade Home Proj., Ser. A:
5.60%, 12/01/2007	200,000	201,738
5.70%, 12/01/2008	100,000	102,290
6.375%, 12/01/2018	1,000,000	1,078,680

		3,161,055

EDUCATION 7.0%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Ser. A, 6.375%, 07/01/2016	960,000	1,038,701
Univ. of Hartford:
Ser. E, 5.00%, 07/01/2013	1,000,000	1,058,430
Ser. G, 5.25%, 07/01/2026	1,000,000	1,074,990
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,605,278

		4,777,399

ELECTRIC REVENUE 7.0%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028 ##	1,000,000	1,047,590
Puerto Rico Elec. Power Auth. RB:
Ser. NN, 5.50%, 07/01/2018	1,500,000	1,615,125
Ser. RR, 5.00%, 07/01/2023	2,000,000	2,137,840

		4,800,555

GENERAL OBLIGATION - LOCAL 9.1%
Bridgeport, CT GO:
Ser. A, 5.25%, 09/15/2022	1,000,000	1,088,300
Ser. B, 5.00%, 12/01/2018	1,500,000	1,625,610
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,398,943
Milford, CT GO, 5.20%, 01/15/2013	500,000	538,480
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,384
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,062,770
Plainville, CT GO, 5.00%, 12/01/2017	500,000	531,105

		6,250,592

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 11.3%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2014, (Insd. by MBIA)	$2,000,000	$2,349,060
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,148,980
Ser. E:
5.00%, 12/15/2020	1,000,000	1,080,580
5.125%, 11/15/2015	1,000,000	1,057,840
Ser. F, 5.25%, 10/15/2021	1,000,000	1,089,310

		7,725,770

HOSPITAL 13.2%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,064,300
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,076,070
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,016,530
William W. Backus Hosp., Ser. G:
5.00%, 07/01/2023	2,010,000	2,131,123
5.00%, 07/01/2035	1,000,000	1,053,110
Yale New Haven Hosp. Proj., Ser. J-1, 5.00%, 07/01/2022	1,000,000	1,070,250
Halifax, FL Med. Ctr. RB, Ser. A, 5.25%, 06/01/2026	1,000,000	1,051,940
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2025	500,000	553,845

		9,017,168

HOUSING 9.6%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	333,128
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	571,863
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,024,760
Ser. F-1, 5.05%, 11/15/2021	995,000	1,022,870
Ser. G-2, 4.55%, 11/15/2018	500,000	501,550
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,104,660

		6,558,831

INDUSTRIAL DEVELOPMENT REVENUE 3.7%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,009,090
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	500,000	526,465
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%,
07/01/2022	1,000,000	1,002,770

		2,538,325

MISCELLANEOUS REVENUE 3.2%
Connecticut Revolving Fund RB, Ser. A, 5.00%, 07/01/2020	1,320,000	1,424,346
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	500,000	529,360
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	266,082

		2,219,788

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 1.6%
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	$ 1,000,000	$1,111,640

SPECIAL TAX 13.1%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RB, Ser. B, 5.00%,
07/01/2019	1,000,000	1,060,360
Connecticut Dev. Auth. Spl. Obl. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by MBIA)	530,000	565,271
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 07/01/2023	500,000	533,370
Ser. B, 6.50%, 10/01/2010	3,905,000	4,267,853
Georgetown, CT Spl. Taxing Dist. GO, Ser. A, 5.125%, 10/01/2036	1,500,000	1,500,555
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,067,430

		8,994,839

STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A,
5.375%, 11/15/2008	415,000	416,291

TRANSPORTATION 8.4%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. J, 5.00%, 07/01/2019	2,000,000	2,139,000
Ser. L, 5.25%, 07/01/2023	1,305,000	1,481,697
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,162,640

		5,783,337

UTILITY 1.6%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	1,067,550

WATER & SEWER 4.6%
Connecticut Dev. Auth. Water Facs. RB, Aquarion Water Co. Proj., 4.70%,
07/01/2036	1,000,000	1,002,910
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,059,720
5.25%, 08/01/2014	1,000,000	1,074,880

		3,137,510

Total Municipal Obligations (cost $66,294,300)		68,560,650

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø
(cost $249,916)	249,916	249,916

Total Investments (cost $66,544,216) 100.5%		68,810,566
Other Assets and Liabilities (0.5%)		(338,960)

Net Assets 100.0%		$68,471,606

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007

#	When-issued or delayed delivery security
##	All or portion of the security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2007.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2007:

Connecticut	72.8%
Puerto Rico	17.2%
South Carolina	3.2%
Virgin Islands	1.8%
Florida	1.5%
Pennsylvania	1.5%
Minnesota	0.8%
North Carolina	0.8%
Non-state specific	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2007 (unaudited):

AAA	57.4%
AA	19.5%
A	6.0%
BBB	14.0%
NR	3.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2007 (unaudited):

Less than 1 year	2.1%
1 to 3 year(s)	0.8%
3 to 5 years	11.2%
5 to 10 years	18.3%
10 to 20 years	59.3%
20 to 30 years	8.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

Assets
Investments in securities, at value (cost $66,294,300)	$68,560,650
Investments in affiliated money market fund, at value (cost $249,916)	249,916

Total investments	68,810,566
Receivable for Fund shares sold	42,775
Interest receivable	994,555
Prepaid expenses and other assets	11,850

Total assets	69,859,746

Liabilities
Dividends payable	208,028
Payable for securities purchased	980,070
Payable for Fund shares redeemed	180,794
Advisory fee payable	2,370
Distribution Plan expenses payable	271
Due to other related parties	1,469
Accrued expenses and other liabilities	15,138

Total liabilities	1,388,140

Net assets	$68,471,606

Net assets represented by
Paid-in capital	$67,648,889
Overdistributed net investment income	(61,414)
Accumulated net realized losses on investments	(1,382,219)
Net unrealized gains on investments	2,266,350

Total net assets	$68,471,606

Net assets consists of
Class A	$8,174,877
Class B	3,074,207
Class C	2,200,846
Class I	55,021,676

Total net assets	$68,471,606

Shares outstanding (unlimited number of shares authorized)
Class A	1,291,736
Class B	485,766
Class C	347,783
Class I	8,694,465

Net asset value per share
Class A	$6.33
Class A — Offering price (based on sales charge of 4.75%)	$6.65
Class B	$6.33
Class C	$6.33
Class I	$6.33

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2007

Investment income
Interest	$3,378,779
Income from affiliate	29,644

Total investment income	3,408,423

Expenses
Advisory fee	303,871
Distribution Plan expenses
Class A	25,367
Class B	32,887
Class C	18,541
Administrative services fee	72,027
Transfer agent fees	9,680
Trustees’ fees and expenses	1,133
Printing and postage expenses	17,753
Custodian and accounting fees	25,201
Registration and filing fees	53,646
Professional fees	24,437
Other	3,330

Total expenses	587,873
Less: Expense reductions	(1,673)
Expense reimbursements	(4,228)

Net expenses	581,972

Net investment income	2,826,451

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	744,294
Interest rate swap transactions	5,286

Net realized gains on investments	749,580
Net change in unrealized gains or losses on investments	(244,852)

Net realized and unrealized gains or losses on investments	504,728

Net increase in net assets resulting from operations	$3,331,179

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2007		2006

Operations
Net investment income		$2,826,451		$3,046,915
Net realized gains on investments		749,580		56,682
Net change in unrealized gains or losses
on investments		(244,852)		(1,195,740)

Net increase in net assets resulting from
operations		3,331,179		1,907,857

Distributions to shareholders from
Net investment income
Class A		(318,791)		(294,485)
Class B		(99,909)		(126,578)
Class C		(56,239)		(59,619)
Class I		(2,369,707)		(2,572,801)

Total distributions to shareholders		(2,844,646)		(3,053,483)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	99,501	628,467	476,490	3,022,300
Class B	19,777	124,795	4,610	29,489
Class C	155,601	983,361	78,005	499,032
Class I	558,154	3,519,119	862,469	5,517,407

		5,255,742		9,068,228

Net asset value of shares issued in
reinvestment of distributions
Class A	24,959	157,619	26,661	170,031
Class B	10,125	63,917	12,889	82,233
Class C	5,422	34,232	6,540	41,721
Class I	4,172	26,405	2,256	14,362

		282,173		308,347

Automatic conversion of Class B shares to
Class A shares
Class A	26,969	169,707	30,681	195,288
Class B	(26,969)	(169,707)	(30,681)	(195,288)

		0		0

Payment for shares redeemed
Class A	(228,587)	(1,448,201)	(303,561)	(1,932,781)
Class B	(107,539)	(676,702)	(88,725)	(565,141)
Class C	(95,893)	(604,743)	(65,836)	(416,973)
Class I	(1,677,429)	(10,589,809)	(752,139)	(4,805,078)

		(13,319,455)		(7,719,973)

Net increase (decrease) in net assets
resulting from capital share transactions		(7,781,540)		1,656,602

Total increase (decrease) in net assets		(7,295,007)		510,976
Net assets
Beginning of period		75,766,613		75,255,637

End of period		$68,471,606		$75,766,613

Overdistributed net investment income		$(61,414)		$(43,219)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

18

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,228.

19

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2007, EIS received $577 from the sale of Class A shares and $7,699 and $68 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $41,277,510 and $45,858,469, respectively, for the year ended March 31, 2007.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $66,544,216. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,266,350 and $0, respectively, with a net unrealized appreciation of $2,266,350.

As of March 31, 2007, the Fund had $1,382,219 in capital loss carryovers for federal income tax purposes with $1,335,126 expiring in 2009, $36,516 expiring in 2012 and $10,577 expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2007, the Fund did not participate in the interfund lending program.

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NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$61,414	$2,266,350	$1,382,219

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2007	2006

Ordinary Income	$5,889	$7,538
Exempt-Interest Income	2,838,757	3,045,945

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended March 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

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NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant

22

NOTES TO FINANCIAL STATEMENTS continued

to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Connecticut Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Connecticut Municipal Bond Fund as of March 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.80% . The percentage of distributions subject to the federal alternative minimum tax and Connecticut state income tax will be reported to shareholders in January 2008.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566392 rv4 05/2007

Evergreen California Municipal Bond Fund

Evergreen

CALIFORNIA MUNICIPAL BOND FUND

Annual Report
as of March 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
May 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen California Municipal Bond Fund covering the twelve-month period ended March 31, 2007.

The municipal bond markets generated healthy results during the twelve-month period in an environment supported by persistent economic growth and the prospect of stable interest rates. State municipal bonds generally benefited from the strong economy, and investors showed their willingness to look past some signs of economic weakness and focus on the solid underpinnings of the economic expansion. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and fall by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall municipal bond market. The sustained growth in the economy also led to improved performance of lower-quality, higher-yielding municipal securities.

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the

1

LETTER TO SHAREHOLDERS continued

housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s state municipal bond funds pursued strategies which sought total return and current income. When opportunities presented themselves, managers sought to extend duration, or sensitivity to changes in interest rates, to capture both total return and high income. They also sought out selected values available in higher-yielding municipal securities that met their investment standards.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

LETTER TO SHAREHOLDERS continued

Notification of Investment Strategy Change:

Effective July 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and California state income tax as part of a long-term strategy of achieving tax-advantaged total return.

3

FUND AT A GLANCE
as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997
	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

Average annual return*

1-year with sales charge	0.20%	-0.60%	3.40%	N/A

1-year w/o sales charge	5.17%	4.40%	4.40%	5.44%

5-year	3.76%	3.79%	4.13%	5.05%

Since portfolio inception	4.74%	4.93%	4.93%	5.39%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 5.17% for the twelve-month period ended March 31, 2007, excluding any applicable sales charges. During the same period, the LB5YMBI returned 4.28% .

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and California state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The fund produced positive results for the fiscal year and outperformed its benchmark. At the start of the fiscal year, we positioned the fund with a longer duration than the index. We anticipated that the Federal Reserve Board (the “Fed”) was near the end of its cycle of interest-rate hikes and would leave short-term interest rates unchanged. We believed that the market would view the Fed as successful in its efforts to resist inflationary pressures. In such an environment, we also believed longer-maturity securities would outperform shorter-maturity bonds as investors sought out incrementally higher yields. This theory proved to be correct, as longer-term intermediate securities with maturities of 12 to 15 years turned in the best relative performance. During the twelvemonth period, the yield curve flattened somewhat, as longer-term yields remained fairly stable while shorter term-securities either were stable or moved slightly higher. The fund’s average maturity was about 8.1 years, with effective duration at about 6.5 years at fiscal year end. Our credit selection also supported results as no fund holdings defaulted on their interest payments or suffered substantial credit-rating downgrades. At the end of the fiscal year, the fund’s average credit quality was AAA.

Our decision to focus on longer maturity securities in the intermediate-term municipal bond universe also helped performance. We concentrated our investments in bonds in the 12- to 15-year maturity range, which outperformed those in the five-year range. The fund’s positive results were achieved despite the very small exposure to bonds rated below investment grade, which outpaced higher quality securities during the period.

Throughout the year, we overweighted both general obligation bonds and bonds backed by revenues from essential public services, such as water, sewer and electric revenues. While the fund performed well, it did not have much exposure to one of the best-performing parts of the municipal universe—high-yield, below-investment grade bonds. In an environment of healthy economic growth, high-yield bonds outperformed high-grade bonds. The fund’s overweight position in high-grade bonds detracted from results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,010.98	$ 4.76
Class B	$ 1,000.00	$ 1,007.21	$ 8.51
Class C	$ 1,000.00	$ 1,007.21	$ 8.51
Class I	$ 1,000.00	$ 1,012.24	$ 3.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.19	$ 4.78
Class B	$ 1,000.00	$ 1,016.45	$ 8.55
Class C	$ 1,000.00	$ 1,016.45	$ 8.55
Class I	$ 1,000.00	$ 1,021.49	$ 3.48

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS A	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.35	0.35	0.32	0.28	0.07	0.05
Net realized and unrealized gains or losses on investments	0.21	(0.03)[3]	(0.20)	0.29	(0.03)	0.13

Total from investment operations	0.56	0.32	0.12	0.57	0.04	0.18

Distributions to shareholders from
Net investment income	(0.35)	(0.34)	(0.32)	(0.28)	(0.07)	(0.05)
Net realized gains	(0.09)	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.44)	(0.44)	(0.43)	(0.38)	(0.07)	(0.05)

Net asset value, end of period	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	5.17%	2.99%	1.09%	5.26%	0.33%	1.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,900	$4,633	$8,411	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%	0.94%	0.98%	1.03%	0.93%[5]	0.68%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.99%	0.98%	0.99%	1.03%	1.14%[5]	0.82%[5]
Net investment income (loss)	3.17%	3.14%	2.92%	2.53%	2.33%[5]	1.95%[5]
Portfolio turnover rate	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS B	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.27	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	0.21	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.48	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	(0.09)	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.36)	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	4.40%	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,017	$1,137	$1,141	$831	$65	$142
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.69%	1.74%	1.68%[5]	1.55%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.69%	1.69%	1.74%	1.89%[5]	1.69%[5]
Net investment income (loss)	2.43%	2.38%	2.22%	1.91%	1.68%[5]	2.20%[5]
Portfolio turnover rate	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS C	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.27	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	0.21	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.48	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	(0.09)	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.36)	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	4.40%	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,228	$4,445	$4,049	$4,326	$1,349	$ 924
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.69%	1.74%	1.69%[5]	1.54%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.69%	1.69%	1.74%	1.90%[5]	1.68%[5]
Net investment income (loss)	2.43%	2.39%	2.21%	1.86%	1.66%[5]	2.16%[5]
Portfolio turnover rate	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS I	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.90	$11.02	$11.33	$11.14	$11.17	$10.60

Income from investment operations
Net investment income (loss)	0.38	0.38	0.36	0.32	0.07	0.37
Net realized and unrealized gains or losses on investments	0.21	(0.02)[3]	(0.20)	0.29	(0.03)	0.64

Total from investment operations	0.59	0.36	0.16	0.61	0.04	1.01

Distributions to shareholders from
Net investment income	(0.38)	(0.38)	(0.36)	(0.32)	(0.07)	(0.37)
Net realized gains	(0.09)	(0.10)	(0.11)	(0.10)	0	(0.07)

Total distributions to shareholders	(0.47)	(0.48)	(0.47)	(0.42)	(0.07)	(0.44)

Net asset value, end of period	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17

Total return	5.44%	3.30%	1.39%	5.57%	0.40%	9.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,401	$39,989	$41,798	$42,162	$38,627	$35,755
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.69%	0.69%	0.74%	0.70%[4]	0.51%
Expenses excluding waivers/reimbursements and expense reductions	0.69%	0.69%	0.69%	0.74%	0.91%[4]	0.65%
Net investment income (loss)	3.43%	3.39%	3.20%	2.84%	2.69%[4]	3.39%
Portfolio turnover rate	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT California Municipal Fund (“OFFIT Fund”). The OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
EDUCATION 6.9%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016,
(Insd. by AMBAC)	$ 1,000,000	$ 1,115,810
University of California RB:
Ser. C, 5.00%, 11/01/2017, (Insd. by MBIA)	1,215,000	1,321,847
Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	355,000	370,009

		2,807,666

GENERAL OBLIGATION - LOCAL 49.5%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA) .	750,000	768,832
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	100,000	108,679
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019, (Insd. by MBIA)	270,000	273,070
Clovis, CA Unified Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%,
08/01/2021, (Insd. by MBIA)	225,000	241,830
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019,
(Insd. by FGIC)	500,000	535,685
El Camino, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B, 5.00%,
08/01/2021	1,650,000	1,773,420
El Monte, CA City Sch. Dist. GO, Election of 2004 Proj., Ser. A, 5.00%,
05/01/2019	170,000	181,948
Fremont, CA Refunding GO, Fremont Union High Sch. Proj., 5.00%, 09/01/2020	250,000	267,168
Fremont, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.50%,
08/01/2020, (Insd. by FSA)	400,000	410,044
Kern, CA High Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%, 08/01/2021	1,605,000	1,721,186
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019,
(Insd. by FGIC)	350,000	357,973
Los Angeles, CA Cmnty. College Dist. GO, Ser. B, 5.00%, 08/01/2018,
(Insd. by FSA)	800,000	855,424
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,000,000	1,070,110
Los Angeles, CA Unified Sch. Dist. GO, Election of 2005 Proj., Ser. C, 5.00%,
07/01/2020, (Insd. by AMBAC)	200,000	215,328
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%,
09/01/2020, (Insd. by FSA)	350,000	347,319
Novato, CA Unified Sch. Dist. GO, Election of 2001 Proj.:
5.00%, 08/01/2020	1,300,000	1,400,386
5.00%, 08/01/2021	800,000	859,840
Perris, CA Unified Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	925,394
Riverside, CA Cmnty. College Dist. GO, 5.00%, 08/01/2021	750,000	800,722
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%,
08/01/2021	200,000	200,144
Sacramento, CA Unified Sch. Dist. GO, Election of 2002 Proj., 5.00%,
07/01/2018, (Insd. by MBIA)	1,000,000	1,074,810
San Diego, CA Unified Sch. Dist. GO, Election of 1998 Proj., Ser. E, 5.25%,
07/01/2017, (Insd. by FSA)	1,500,000	1,637,925
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,610,370
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	548,170

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	$ 450,000	$ 480,749
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	630,000	673,646
Southwestern Cmnty. College Dist. Refunding GO, 5.00%, 08/01/2018	400,000	435,936
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	314,784

		20,090,892

GENERAL OBLIGATION - STATE 7.3%
California GO:
5.00%, 03/01/2017	600,000	640,698
5.00%, 10/01/2017	250,000	269,665
5.00%, 09/01/2021	510,000	542,681
5.25%, 02/01/2020	1,400,000	1,501,878

		2,954,922

LEASE 1.4%
Beverly Hills, CA Pub. Fin. Auth. Lease RRB, Capital Impt. Proj., 4.25%, 06/01/2021	300,000	296,211
California Pub. Works Lease RRB, Ser. J, 5.00%, 01/01/2021	250,000	264,695

		560,906

MISCELLANEOUS REVENUE 0.4%
California Infrastructure & Econ. Dev. Bank RB, 5.00%, 10/01/2020	175,000	185,432

PORT AUTHORITY 10.6%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	424,736
Long Beach, CA Harbor RRB:
Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	487,679
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	615,000	659,077
Los Angeles, CA Harbor Dept. RRB:
Ser. A, 5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,095,995
Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	275,000	297,113
Ser. C, 5.00%, 08/01/2025, (Insd. by FGIC)	300,000	322,575

		4,287,175

SALES TAX 1.3%
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019,
(Insd. by MBIA)	250,000	267,117
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A, 4.125%,
07/01/2021	250,000	247,198

		514,315

SPECIAL TAX 0.8%
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.40%,
12/01/2021	320,000	320,109

TRANSPORTATION 6.0%
Bay Area Toll Auth. of California Toll & Bridge RB, 5.00%, 04/01/2021,
(Insd. by AMBAC)	1,250,000	1,339,813
Bay Area Toll Auth. of California Toll & Bridge RRB, 5.00%, 04/01/2019,
(Insd. by AMBAC)	1,000,000	1,077,170

		2,416,983

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.3%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020,
(Insd. by FGIC)	$ 500,000	$ 524,975

WATER & SEWER 11.2%
Contra Costa, CA Water Dist. RRB, Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	398,880
East Bay, CA Muni. Util. Water Sys. RRB, 4.75%, 06/01/2020, (Insd. by FSA)	1,300,000	1,348,451
Eastern California Water & Sewer COP, Ser. A:
5.00%, 07/01/2017, (Insd. by MBIA)	150,000	163,069
5.00%, 07/01/2021, (Insd. by MBIA)	300,000	321,552
Los Angeles, CA Dept. of Water & Power Waterworks RB, Ser. C, 5.25%,
07/01/2018, (Insd. by MBIA)	1,000,000	1,089,780
Metropolitan Water Dist. of Southern California Waterworks RRB, Ser. A, 4.125%,
03/01/2019	200,000	200,572
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	268,585
Santa Clara Valley, CA Water Dist. COP, Ser. A, 5.00%, 02/01/2017,
(Insd. by FGIC)	700,000	744,828

		4,535,717

Total Municipal Obligations (cost $38,494,535)		39,199,092

	Shares	Value

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen California Municipal Money Market Fund, Class I, 3.18% q (0)
(cost $825,433)	825,433	825,433

Total Investments (cost $39,319,968) 98.7%		40,024,525
Other Assets and Liabilities 1.3%		521,027

Net Assets 100.0%		$ 40,545,552

q	Rate shown is the 7-day annualized yield at period end.
(0)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007

The following table shows the percent of total investments by geographic location as of March 31, 2007:

California	97.9%
Non-state specific	2.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2007 (unaudited):

AAA	82.8%
AA	9.2%
A	8.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2007 (unaudited):

Less than 1 year	2.3%
3 to 5 years	1.2%
5 to 10 years	8.9%
10 to 20 years	87.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

Assets
Investments in securities, at value (cost $38,494,535)	$ 39,199,092
Investments in affiliated money market fund, at value (cost $825,433)	825,433

Total investments	40,024,525
Receivable for securities sold	107,438
Receivable for Fund shares sold	71,702
Interest receivable	410,221
Prepaid expenses and other assets	28,375

Total assets	40,642,261

Liabilities
Dividends payable	80,310
Payable for Fund shares redeemed	250
Due to custodian bank	553
Advisory fee payable	1,164
Distribution Plan expenses payable	278
Due to other related parties	312
Printing and postage expenses payable	9,779
Accrued expenses and other liabilities	4,063

Total liabilities	96,709

Net assets	$ 40,545,552

Net assets represented by
Paid-in capital	$ 39,637,441
Overdistributed net investment income	(308)
Accumulated net realized gains on investments	203,862
Net unrealized gains on investments	704,557

Total net assets	$ 40,545,552

Net assets consists of
Class A	$ 7,899,957
Class B	1,016,884
Class C	4,227,685
Class I	27,401,026

Total net assets	$ 40,545,552

Shares outstanding (unlimited number of shares authorized)
Class A	717,066
Class B	92,301
Class C	383,741
Class I	2,487,086

Net asset value per share
Class A	$ 11.02
Class A — Offering price (based on sales charge of 4.75%)	$ 11.57
Class B	$ 11.02
Class C	$ 11.02
Class I	$ 11.02

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2007

Investment income
Interest	$ 1,908,285
Income from affiliate	47,719

Total investment income	1,956,004

Expenses
Advisory fee	166,488
Distribution Plan expenses
Class A	16,932
Class B	11,021
Class C	43,294
Administrative services fee	47,357
Transfer agent fees	6,343
Trustees’ fees and expenses	6,290
Printing and postage expenses	18,931
Custodian and accounting fees	18,397
Registration and filing fees	40,974
Professional fees	20,295
Interest expense	460
Other	1,000

Total expenses	397,782
Less: Expense reductions	(882)
Expense reimbursements	(2,822)

Net expenses	394,078

Net investment income	1,561,926

Net realized and unrealized gains or losses on investments
Net realized gains on investments	470,185
Net change in unrealized gains or losses on investments	479,221

Net realized and unrealized gains or losses on investments	949,406

Net increase in net assets resulting from operations	$ 2,511,332

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2007		2006

Operations
Net investment income	$ 1,561,926		$ 1,709,280
Net realized gains on investments	470,185		516,373
Net change in unrealized gains or losses
on investments	479,221		(509,485)

Net increase in net assets resulting from
operations	2,511,332		1,716,168

Distributions to shareholders from
Net investment income
Class A	(178,559)		(242,261)
Class B	(26,869)		(28,431)
Class C	(105,453)		(104,116)
Class I	(1,253,497)		(1,332,429)
Net realized gains
Class A	(44,154)		(82,835)
Class B	(9,082)		(10,508)
Class C	(33,904)		(41,362)
Class I	(281,056)		(359,605)

Total distributions to shareholders	(1,932,574)		(2,201,547)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	437,863	4,828,729	203,345	2,262,723
Class B	19,485	213,279	34,082	377,919
Class C	76,536	846,616	123,999	1,378,597
Class I	236,465	2,592,049	603,510	6,673,368

8,480,673			10,692,607

Net asset value of shares issued in
reinvestment of distributions
Class A	10,559	116,687	8,490	93,442
Class B	1,989	21,990	1,982	21,856
Class C	4,468	49,343	5,413	59,678
Class I	46,116	508,759	62,057	685,851

696,779			860,827

Automatic conversion of Class B shares
to Class A shares
Class A	1,073	11,897	98	1,082
Class B	(1,073)	(11,897)	(98)	(1,082)

0			0

Payment for shares redeemed
Class A	(157,252)	(1,722,037)	(550,431)	(6,082,621)
Class B	(32,356)	(355,614)	(35,270)	(390,727)
Class C	(104,884)	(1,160,119)	(89,238)	(987,333)
Class I	(1,462,652)	(16,176,974)	(791,908)	(8,802,338)

(19,414,744)			(16,263,019)

Net decrease in net assets resulting from
capital share transactions	(10,237,292)		(4,709,585)

Total decrease in net assets	(9,658,534)		(5,194,964)
Net assets
Beginning of period	50,204,086		55,399,050

End of period	$ 40,545,552		$ 50,204,086

Undistributed (overdistributed) net
investment income	$ (308)		$ 2,144

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $2,822.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as

19

NOTES TO FINANCIAL STATEMENTS continued

the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2007, EIS received $2,258 from the sale of Class A shares and $8,284 and $1,210 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $14,440,425 and $23,839,831, respectively, for the year ended March 31, 2007.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $39,319,968. The gross unrealized appreciation and depreciation on securities based on tax cost was $719,241 and $14,684, respectively, with a net unrealized appreciation of $704,557.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Overdistributed	Long-term
Exempt-Interest	Capital	Unrealized
Income	Gain	Appreciation

$ 308	$ 203,862	$ 704,557

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

20

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2007	2006

Ordinary Income	$ 12,095	$ 37,134
Exempt-Interest Income	1,564,214	1,707,127
Long-term Capital Gain	356,265	457,286

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended March 31, 2007, the Fund had average borrowings outstanding of $7,810 at an average rate of 5.89% and paid interest of $460.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

21

NOTES TO FINANCIAL STATEMENTS continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

22

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48,  Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157,  Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Bond Fund as of March 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $356,265 for the fiscal year ended March 31, 2007.

For the fiscal year ended March 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.99% . The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2008.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

569840 rv3 05/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569840 rv3 05/2007

Evergreen New York Municipal Bond Fund

Evergreen

NEW YORK MUNICIPAL BOND FUND

Annual Report
as of March 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen New York Municipal Bond Fund covering the twelve-month period ended March 31, 2007.

The municipal bond markets generated healthy results during the twelve-month period in an environment supported by persistent economic growth and the prospect of stable interest rates. State municipal bonds generally benefited from the strong economy, and investors showed their willingness to look past some signs of economic weakness and focus on the solid underpinnings of the economic expansion. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and fall by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall municipal bond market. The sustained growth in the economy also led to improved performance of lower-quality, higher-yielding municipal securities.

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the

1

LETTER TO SHAREHOLDERS continued

housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s state municipal bond funds pursued strategies which sought total return and current income. When opportunities presented themselves, managers sought to extend duration, or sensitivity to changes in interest rates, to capture both total return and high income. They also sought out selected values available in higher-yielding municipal securities that met their investment standards.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro\
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

LETTER TO SHAREHOLDERS continued

Notification of Investment Strategy Change:

Effective July 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and New York state income tax as part of a long-term strategy of achieving tax-advantaged total return.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

Average annual return*

1-year with sales charge	-0.08%	-0.84%	3.16%	N/A

1-year w/o sales charge	4.92%	4.16%	4.16%	5.20%

5-year	3.78%	3.85%	4.19%	5.11%

10-year	4.87%	5.09%	5.09%	5.56%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.92% for the twelve-month period ended March 31, 2007, excluding any applicable sales charges. During the same period, the LB5YMBI returned 4.28% .

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and New York state income tax as part of a long-term strategy of achieving tax-advantaged total return.

Throughout the twelve-month period, the fund maintained a longer duration than the index. At the start of the fiscal year, we anticipated that the Federal Reserve Board (the “Fed”) was near the end of its cycle of interest-rate hikes and would leave short-term interest rates unchanged. We believed that the market would view the Fed as successful in its efforts to resist inflationary pressures, and that in such an environment, longer-maturity securities would outperform shorter-maturity bonds as investors sought out incrementally higher yields. This theory proved to be correct, as longer-term intermediate securities with maturities of 12 to 15 years turned in the best relative performance. During the twelvemonth period, the yield curve flattened somewhat, as longer-term yields remained fairly stable while shorter term-securities either were stable or moved slightly higher. The fund’s average maturity was about 7.9 years, with effective duration at about 6.4 years at fiscal year end. Our credit selection also supported results as no fund holdings defaulted on their interest payments or suffered substantial credit-rating downgrades. At the end of the fiscal year, the fund’s average credit quality was AA+.

Another factor contributing to the fund’s positive results was the decision to emphasize longer maturity securities in the intermediate-term municipal bond universe. We concentrated our investments in bonds in the 12- to 15-year maturity range, which outperformed those in the five-year range. The fund outperformed its benchmark despite the very small exposure to bonds rated below investment grade, which outpaced higher quality securities during the period.

Throughout the year, we overweighted both general obligation bonds and bonds backed by revenues from essential public services, such as water, sewer and electric revenues. While the fund performed well, it did not have much exposure to one of the best-performing parts of the municipal universe — high-yield, below-investment grade bonds. In an environment of healthy economic growth, high-yield bonds outperformed high-grade bonds. The fund’s overweight position in high-grade bonds detracted from results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,012.33	$ 4.31
Class B	$ 1,000.00	$ 1,008.56	$ 8.06
Class C	$ 1,000.00	$ 1,008.56	$ 8.06
Class I	$ 1,000.00	$ 1,013.59	$ 3.06
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.64	$ 4.33
Class B	$ 1,000.00	$ 1,016.90	$ 8.10
Class C	$ 1,000.00	$ 1,016.90	$ 8.10
Class I	$ 1,000.00	$ 1,021.89	$ 3.07

*   For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS A	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.79	$10.95	$11.24	$11.21	$11.22	$10.77

Income from investment operations
Net investment income (loss)	0.36	0.36	0.35	0.31	0.08	0.36
Net realized and unrealized gains or losses
on investments	0.17	(0.01)[3]	(0.23)	0.27	(0.01)	0.67

Total from investment operations	0.53	0.35	0.12	0.58	0.07	1.03

Distributions to shareholders from
Net investment income	(0.36)	(0.36)	(0.34)	(0.32)	(0.08)	(0.36)
Net realized gains	(0.08)	(0.15)	(0.07)	(0.23)	0	(0.22)

Total distributions to shareholders	(0.44)	(0.51)	(0.41)	(0.55)	(0.08)	(0.58)

Net asset value, end of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	4.92%	3.15%	1.06%	5.26%	0.60%	9.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,345	$5,984	$5,158	$5,234	$2,736	$2,015
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%	0.87%	0.90%	0.91%	0.82%[5]	0.78%
Expenses excluding waivers/reimbursements
and expense reductions	0.92%	0.91%	0.91%	0.91%	0.94%[5]	0.87%
Net investment income (loss)	3.30%	3.27%	3.14%	2.80%	2.85%[5]	3.24%
Portfolio turnover rate	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to November 11, 2002 are those of OFFIT Fund Advisor shares.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS B	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.79	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.28	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses
on investments	0.17	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.45	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.28)	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	(0.08)	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.36)	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	4.16%	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,351	$4,733	$4,515	$4,154	$2,342	$972
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%	1.61%	1.61%	1.61%	1.58%[5]	1.53%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%	1.61%	1.61%	1.61%	1.70%[5]	1.62%[5]
Net investment income (loss)	2.55%	2.53%	2.43%	2.10%	2.11%[5]	2.42%[5]
Portfolio turnover rate	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS C	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.79	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.28	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses
on investments	0.17	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.45	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.28)	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	(0.08)	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.36)	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	4.16%	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,103	$6,691	$6,429	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%	1.61%	1.61%	1.61%	1.57%[5]	1.52%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%	1.61%	1.61%	1.61%	1.69%[5]	1.61%[5]
Net investment income (loss)	2.56%	2.52%	2.43%	2.10%	2.10%[5]	2.31%[5]
Portfolio turnover rate	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,					Year Ended
						December 31,
CLASS I	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.79	$10.95	$11.24	$11.21	$11.22	$10.77

Income from investment operations
Net investment income (loss)	0.39	0.39	0.38	0.35	0.08	0.38
Net realized and unrealized gains or losses
on investments	0.17	(0.01)[3]	(0.23)	0.26	(0.01)	0.67

Total from investment operations	0.56	0.38	0.15	0.61	0.07	1.05

Distributions to shareholders from
Net investment income	(0.39)	(0.39)	(0.37)	(0.35)	(0.08)	(0.38)
Net realized gains	(0.08)	(0.15)	(0.07)	(0.23)	0	(0.22)

Total distributions to shareholders	(0.47)	(0.54)	(0.44)	(0.58)	(0.08)	(0.60)

Net asset value, end of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return	5.20%	3.46%	1.36%	5.57%	0.66%	10.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$66,408	$68,474	$81,386	$94,588	$102,678	$101,193
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%	0.61%	0.60%	0.61%	0.58%[4]	0.51%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%	0.61%	0.60%	0.61%	0.70%[4]	0.60%
Net investment income (loss)	3.55%	3.52%	3.38%	3.09%	3.11%[4]	3.48%
Portfolio turnover rate	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to November 11, 2002 are those of OFFIT Fund Select shares.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
EDUCATION 4.9%
New York Dorm. Auth. RB, University of Rochester, Ser. A-1, 5.00%, 07/01/2022	$ 1,000,000	$1,067,540
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,237,745
5.50%, 09/01/2013	1,100,000	1,187,978
5.50%, 09/01/2015	620,000	670,852

		4,164,115

GENERAL OBLIGATION - LOCAL 27.2%
Albany Cnty., NY GO, 4.125%, 09/15/2021	2,880,000	2,865,975
Bethlehem, NY Central Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	180,000	179,366
Byram Hills, NY Sch. Dist. Refunding GO, Ser. B, 5.00%, 10/15/2019,
(Insd. by MBIA)	1,880,000	2,075,689
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	465,838
Lake Placid, NY Central Sch. Dist. Refunding GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	933,953
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	980,155
Millbrook, NY Central Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	593,137
New York Middle Country Sch. Dist. GO, Ser. A, 4.25%, 08/15/2021,
(Insd. by MBIA)	500,000	503,485
New York, NY GO:
Ser. C-1, 5.00%, 08/15/2021	1,000,000	1,051,530
Ser. G:
5.00%, 12/01/2019	250,000	265,173
5.00%, 08/01/2020	1,500,000	1,592,295
5.00%, 12/01/2021	1,000,000	1,059,330
Ser. H, 5.00%, 08/01/2020	300,000	317,136
Onondaga Cnty., NY GO, Ser. A, 5.00%, 07/15/2017	1,460,000	1,559,674
Orange Cnty., NY Refunding GO, Ser. A:
5.00%, 07/15/2019	1,500,000	1,608,240
5.00%, 07/15/2020	500,000	535,125
5.00%, 07/15/2021	250,000	267,145
Oyster Bay, NY Pub. Impt. GO:
4.25%, 08/15/2017, (Insd. by CIFG Svcs., Inc.)	650,000	670,033
4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	500,000	505,250
Putnam Cnty., NY GO:
4.375%, 01/15/2019	500,000	514,880
4.375%, 01/15/2020	520,000	533,531
4.375%, 01/15/2021	545,000	557,154
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	3,000,000	3,228,090

		22,862,184

GENERAL OBLIGATION - STATE 2.5%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	515,100
4.50%, 03/15/2020	530,000	543,902
5.00%, 08/01/2020	1,000,000	1,058,610

		2,117,612

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 1.4%
New York Dorm. Auth. RB, Queens Medical Center, 4.05%, 08/15/2014	$ 1,135,000	$1,146,361

HOUSING 12.0%
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	1,500,000	1,630,185
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	513,875
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	960,000	1,024,416
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,752,687
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,845,905
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,924,828
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,084,410
New York Mtge. Agcy. SFHRB, Ser. 102, 4.70%, 10/01/2016	350,000	359,947

		10,136,253

POWER 5.1%
Long Island, NY Power Auth. Elec. Sys. RRB:
Ser. A, 5.00%, 12/01/2019, (Insd. by FGIC)	1,500,000	1,610,655
Ser. E, 5.00%, 12/01/2022	500,000	533,130
New York Power Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,058,140
5.25%, 11/15/2016	1,000,000	1,074,870

		4,276,795

SALES TAX 15.3%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A, 5.00%, 11/15/2017, (Insd. by
AMBAC)	1,425,000	1,526,845
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017, (Insd. by
AMBAC)	1,000,000	1,071,470
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%,
01/01/2018	1,000,000	1,054,370
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	559,815
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd.
by MBIA)	3,970,000	4,242,183
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	2,125,000	2,268,523
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,139,560

		12,862,766

TRANSPORTATION 18.3%
Metropolitan New York Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	550,000	586,762
Ser. B:
5.00%, 11/15/2025	665,000	705,651
5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,225,813
Ser. C, 5.00%, 11/15/2015	1,000,000	1,080,100

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	$ 4,320,000	$4,603,306
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	400,000	426,032
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	531,990
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2021	1,500,000	1,608,870
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,220,680
Port Auth. of New York & New Jersey RB:
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,065,210
Ser. 131, 5.00%, 12/15/2014	1,000,000	1,062,880
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	250,000	266,453

		15,383,747

WATER & SEWER 10.7%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
Ser. A, 5.00%, 06/15/2019	3,000,000	3,237,420
Ser. B, 5.00%, 11/15/2017	1,250,000	1,343,613
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,455,813

		9,036,846

Total Municipal Obligations (cost $80,217,918)		81,986,679

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen New York Municipal Money Market Fund, Class I, 3.15% q ø
(cost $782,174)	782,174	782,174

Total Investments (cost $81,000,092) 98.3%		82,768,853
Other Assets and Liabilities 1.7%		1,438,032

Net Assets 100.0%		$84,206,885

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of March 31, 2007:

New York	99.1%
Non-state specific	0.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2007 (unaudited):

AAA	61.8%
AA	30.3%
A	7.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2007 (unaudited):

Less than 1 year	1.0%
5 to 10 years	16.8%
10 to 20 years	82.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

Assets
Investments in securities, at value (cost $80,217,918)	$81,986,679
Investments in affiliated money market fund, at value (cost $782,174)	782,174

Total investments	82,768,853
Receivable for Fund shares sold	402,102
Interest receivable	1,168,890
Prepaid expenses and other assets	36,739

Total assets	84,376,584

Liabilities
Dividends payable	125,469
Payable for Fund shares redeemed	25,099
Due to custodian bank	1,254
Advisory fee payable	2,435
Distribution Plan expenses payable	815
Due to other related parties	1,270
Accrued expenses and other liabilities	13,357

Total liabilities	169,699

Net assets	$84,206,885

Net assets represented by
Paid-in capital	$81,965,877
Undistributed net investment income	14,338
Accumulated net realized gains on investments	457,909
Net unrealized gains on investments	1,768,761

Total net assets	$84,206,885

Net assets consists of
Class A	$6,345,059
Class B	4,350,734
Class C	7,103,333
Class I	66,407,759

Total net assets	$84,206,885

Shares outstanding (unlimited number of shares authorized)
Class A	583,006
Class B	399,760
Class C	652,687
Class I	6,101,827

Net asset value per share
Class A	$10.88
Class A — Offering price (based on sales charge of 4.75%)	$11.42
Class B	$10.88
Class C	$10.88
Class I	$10.88

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2007

Investment income
Interest	$3,792,032
Income from affiliate	74,949

Total investment income	3,866,981

Expenses
Advisory fee	325,099
Distribution Plan expenses
Class A	18,545
Class B	44,675
Class C	65,607
Administrative services fee	92,475
Transfer agent fees	17,069
Trustees’ fees and expenses	13,426
Printing and postage expenses	21,716
Custodian and accounting fees	22,798
Registration and filing fees	52,317
Professional fees	22,565
Interest expense	554
Other	3,068

Total expenses	699,914
Less: Expense reductions	(2,353)
Expense reimbursements	(3,091)

Net expenses	694,470

Net investment income	3,172,511

Net realized and unrealized gains or losses on investments
Net realized gains on investments	794,704
Net change in unrealized gains or losses on investments	799,498

Net realized and unrealized gains or losses on investments	1,594,202

Net increase in net assets resulting from operations	$4,766,713

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2007		2006

Operations
Net investment income		$3,172,511		$3,145,030
Net realized gains on investments		794,704		1,235,056
Net change in unrealized gains or
losses on investments		799,498		(1,201,675)

Net increase in net assets resulting
from operations		4,766,713		3,178,411

Distributions to shareholders from
Net investment income
Class A		(203,643)		(185,288)
Class B		(114,277)		(118,254)
Class C		(167,643)		(171,615)
Class I		(2,690,517)		(2,669,666)
Net realized gains
Class A		(43,703)		(79,086)
Class B		(30,536)		(60,849)
Class C		(42,395)		(91,765)
Class I		(529,441)		(986,351)

Total distributions to shareholders		(3,822,155)		(4,362,874)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	96,275	1,046,873	190,323	2,110,631
Class B	52,684	574,480	63,797	699,702
Class C	227,940	2,484,160	249,463	2,758,783
Class I	1,883,867	20,287,801	579,748	6,406,787

		24,393,314		11,975,903

Net asset value of shares issued in
reinvestment of distributions
Class A	15,224	165,832	17,327	189,409
Class B	8,794	95,831	11,740	128,207
Class C	12,244	133,400	15,426	168,585
Class I	155,138	1,690,143	181,694	1,987,077

		2,085,206		2,473,278

Automatic conversion of Class B
shares to Class A shares
Class A	11	122	1,573	17,334
Class B	(11)	(122)	(1,573)	(17,334)

		0		0

Payment for shares redeemed
Class A	(83,096)	(900,913)	(125,725)	(1,390,617)
Class B	(100,382)	(1,089,912)	(47,707)	(525,544)
Class C	(207,634)	(2,252,986)	(232,008)	(2,556,623)
Class I	(2,283,396)	(24,854,380)	(1,848,984)	(20,398,022)

		(29,098,191)		(24,870,806)

Net decrease in net assets resulting
from capital share transactions		(2,619,671)		(10,421,625)

Total decrease in net assets		(1,675,113)		(11,606,088)
Net assets
Beginning of period		85,881,998		97,488,086

End of period		$84,206,885		$85,881,998

Undistributed net investment income		$14,338		$14,249

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended March 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$ 3,658
Accumulated net realized gains on investments	(3,658)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $3,091.

19

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2007, EIS received $2,438 from the sale of Class A shares and $12,855 and $770 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $31,991,229 and $34,199,029, respectively, for the year ended March 31, 2007.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $81,027,104. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,761,021 and $19,272, respectively, with a net unrealized appreciation of $1,741,749.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2007, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
Undistributed	Exempt-Interest	Long-term	Unrealized
Ordinary Income	Income	Capital Gain	Appreciation

$ 27,756	$ 14,338	$ 457,165	$1,741,749

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2007	2006

Ordinary Income	$389	$ 76,973
Exempt-Interest Income	3,175,691	3,144,394
Long-term Capital Gain	646,075	1,141,507

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended March 31, 2007, the Fund had average borrowings outstanding of $9,299 at an average rate of 5.96% and paid interest of $554.

21

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Bond Fund as of March 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $646,075 for the fiscal year ended March 31, 2007.

For the fiscal year ended March 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.99% . The percentage of distributions subject to the federal alternative minimum tax and New York state income tax will be reported to shareholders in January 2008.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

569841  rv3   05/2007

Evergreen Pennsylvania Municipal Bond Fund

Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

Annual Report
as of March 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
33	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
34	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro
 President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Pennsylvania Municipal Bond Fund covering the twelve-month period ended March 31, 2007.

The municipal bond markets generated healthy results during the twelve-month period in an environment supported by persistent economic growth and the prospect of stable interest rates. State municipal bonds generally benefited from the strong economy, and investors showed their willingness to look past some signs of economic weakness and focus on the solid underpinnings of the economic expansion. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and fall by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall municipal bond market. The sustained growth in the economy also led to improved performance of lower-quality, higher-yielding municipal securities.

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the

LETTER TO SHAREHOLDERS continued

housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s state municipal bond funds pursued strategies which sought total return and current income. When opportunities presented themselves, managers sought to extend duration, or sensitivity to changes in interest rates, to capture both total return and high income. They also sought out selected values available in higher-yielding municipal securities that met their investment standards.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

Effective July 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return.

FUND AT A GLANCE as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

Average annual return*

1-year with sales charge	-0.11%	-1.00%	3.00%	N/A

1-year w/o sales charge	4.86%	4.00%	4.00%	5.04%

5-year	3.58%	3.54%	3.89%	4.87%

10-year	4.39%	4.23%	4.22%	5.15%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.86% for the twelve-month period ended March 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 5.43% .

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The fund generated positive results for the fiscal year, although it trailed its benchmark. During the period, we changed our investment style from one based on yield and price stability to one that focused on total return and income.

At the beginning of the fiscal year, fixed income investors were concerned about rising inflationary pressures, most evidenced by rapidly rising energy and commodity prices. In this environment, selling pressure by inflation-averse investors led to higher interest rates and falling prices, most notably among longer term securities. Intermediate-term securities, where we were well represented, tended to fare well during this period, adding to results. By the end of June, we extended the fund’s overall duration—a measure of price sensitivity to interest rate changes. We did this at a time when interest rates were peaking and because it was consistent with our new mandate to emphasize total return and income. In addition, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged for the remainder of the period after hiking the fed funds rate to 5.25% in June 2006. We sold bonds with maturities of less than five years and reinvested the proceeds in bonds with maturities of 10 years and longer, which helped support performance. However, we did not take a significant position in bonds with maturities beyond 20 years since we did not feel this sector of the yield curve looked appealing on a risk adjusted basis. However, this decision to underweight the very long end of the bond market, tended to detract from results. As we began to extend duration, the fixed-income market, including the municipal bond market, rallied through the summer of 2006 and into September. This occurred as investors grew more confident that economic growth was decelerating and that the Fed was successful in its attempts to thwart inflationary pressures. While extending the fund’s duration was the appropriate strategy, we were not able to accomplish it all at once and consequently the fund missed some of the performance gains in the longer end of the market, detracting from results.

As the period progressed, the yield curve flattened—the difference between short-term yields and long-term yields narrowed. This trend continued for the bulk of the fiscal year, although the yield curve steepened somewhat in the final month of the period when short-term securities performed well and their yields declined. It was also a year in which credit spreads tightened. The yield differences between higher quality and lower quality securities narrowed and higher yielding securities performed well. While we maintained our overall quality focus, we did selectively add to our exposure in higher yielding securities when they were available and when they represented good relative value, which helped support performance. However, there were relatively few suitable opportunities to take advantage of in the high-yield sector. Finally, during a period in which lower quality securities performed well, our limited exposure to this part of the market did not help results. At the end of the fiscal year, on March 31, 2007, the portfolio’s duration was 5.2 years and average credit quality of portfolio holdings remained steady at AA.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,016.84	$ 3.72
Class B	$ 1,000.00	$ 1,012.15	$ 7.47
Class C	$ 1,000.00	$ 1,012.16	$ 7.47
Class I	$ 1,000.00	$ 1,017.21	$ 2.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.24	$ 3.73
Class B	$ 1,000.00	$ 1,017.50	$ 7.49
Class C	$ 1,000.00	$ 1,017.50	$ 7.49
Class I	$ 1,000.00	$ 1,022.49	$ 2.47

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.74% for Class A, 1.49% for Class B, 1.49% for Class C and 0.49% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18

Income from investment operations
Net investment income (loss)	0.47	0.48	0.49	0.49	0.52
Net realized and unrealized gains or losses on investments	0.07	(0.14)	(0.29)	0.04	0.45

Total from investment operations	0.54	0.34	0.20	0.53	0.97

Distributions to shareholders from
Net investment income	(0.47)	(0.47)	(0.49)	(0.49)	(0.52)

Net asset value, end of period	$ 11.32	$ 11.25	$ 11.38	$ 11.67	$ 11.63

Total return[1]	4.86%	3.04%	1.73%	4.70%	8.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,565	$57,847	$60,367	$68,275	$66,026
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.74%	0.69%[2]	0.69%	0.70%	0.65%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.79%	0.73%[2]	0.70%	0.70%	0.65%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.66%	0.67%	0.69%	0.70%	0.65%
Interest and fee expense[3]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.13%	4.22%	4.26%	4.25%	4.48%
Portfolio turnover rate	33%	43%	28%	20%	18%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.21	$ 11.34	$ 11.62	$ 11.57	$ 11.11

Income from investment operations
Net investment income (loss)	0.36	0.39	0.40	0.41	0.44
Net realized and unrealized gains or losses on investments	0.08	(0.13)	(0.28)	0.05	0.45

Total from investment operations	0.44	0.26	0.12	0.46	0.89

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$ 11.27	$ 11.21	$ 11.34	$ 11.62	$ 11.57

Total return[1]	4.00%	2.32%	1.10%	4.05%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,725	$31,415	$36,841	$42,361	$43,463
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.49%	1.43%[2]	1.40%	1.40%	1.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.49%	1.43%[2]	1.40%	1.40%	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.41%	1.41%	1.40%	1.40%	1.40%
Interest and fee expense[3]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	3.38%	3.48%	3.55%	3.54%	3.72%
Portfolio turnover rate	33%	43%	28%	20%	18%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.23	$ 11.36	$ 11.64	$ 11.59	$ 11.13

Income from investment operations
Net investment income (loss)	0.37	0.40	0.40	0.41	0.44
Net realized and unrealized gains or losses on investments	0.07	(0.14)	(0.28)	0.05	0.45

Total from investment operations	0.44	0.26	0.12	0.46	0.89

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$ 11.29	$ 11.23	$ 11.36	$ 11.64	$ 11.59

Total return[1]	4.00%	2.32%	1.10%	4.05%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,539	$13,431	$13,453	$16,555	$15,470
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.49%	1.43%[2]	1.40%	1.40%	1.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.49%	1.43%[2]	1.40%	1.40%	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.41%	1.41%	1.40%	1.40%	1.40%
Interest and fee expense[3]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	3.38%	3.47%	3.55%	3.54%	3.72%
Portfolio turnover rate	33%	43%	28%	20%	18%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18

Income from investment operations
Net investment income (loss)	0.49	0.51	0.52	0.53	0.55
Net realized and unrealized gains or losses on investments	0.07	(0.13)	(0.29)	0.04	0.45

Total from investment operations	0.56	0.38	0.23	0.57	1.00

Distributions to shareholders from
Net investment income	(0.50)	(0.51)	(0.52)	(0.53)	(0.55)

Net asset value, end of period	$ 11.31	$ 11.25	$ 11.38	$ 11.67	$ 11.63

Total return	5.04%	3.35%	2.03%	5.01%	9.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$730,018	$781,411	$777,904	$808,098	$804,277
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.49%	0.43%[1]	0.40%	0.40%	0.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.49%	0.43%[1]	0.40%	0.40%	0.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.41%	0.41%	0.40%	0.40%	0.40%
Interest and fee expense[2]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.38%	4.47%	4.55%	4.54%	4.73%
Portfolio turnover rate	33%	43%	28%	20%	18%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.7%
AIRPORT 2.7%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$5,929,770
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,169,020
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.00%, 10/01/2035	6,000,000	6,300,900
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,876,942
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,738,411
5.50%, 07/01/2017	1,250,000	1,330,613

		22,345,656

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	2,500,000	2,550,175

CONTINUING CARE RETIREMENT COMMUNITY 6.8%
Albemarle Cnty., VA IDA Residential Care Facs. Mtge. RRB, Westminster-Canterbury:
5.00%, 01/01/2024	1,000,000	1,008,380
5.00%, 01/01/2031	1,000,000	1,006,060
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,075,670
6.00%, 10/01/2034	1,400,000	1,501,710
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A,
5.00%, 07/01/2027	3,500,000	3,513,685
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury,
5.00%, 10/01/2027	1,450,000	1,489,744
Indiana Hlth. Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group, Ser. B,
5.00%, 02/15/2023	8,720,000	9,081,008
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,040,683
5.00%, 12/15/2013	1,075,000	1,087,750
5.125%, 12/15/2020	1,250,000	1,262,987
5.30%, 12/15/2026	2,120,000	2,163,100
Ser. B, 4.65%, 12/15/2029	4,625,000	4,635,221
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,593,285
5.00%, 11/15/2017	2,360,000	2,493,364
5.00%, 11/15/2022	6,900,000	7,194,147
Peninsula Ports Auth. RRB, Virginia Baptist Homes, Ser. C, 5.375%, 12/01/2026	3,755,000	3,887,852
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	8,347,534
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,060,820
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge. Westminster
Lake, 5.125%, 01/01/2026	2,500,000	2,566,425

		56,009,425

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 13.4%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%,
09/01/2028	$6,075,000	$6,218,309
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.,
5.25%, 12/01/2025 ‡	3,230,000	3,449,931
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,073,430
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,026,600
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner
for Tomorrow Proj., 5.00%, 12/01/2028	9,010,000	9,381,933
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%,
04/15/2014	1,000,000	1,072,250
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj.,
5.00%, 12/01/2029	1,500,000	1,545,150
Latrobe, PA IDRB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,714,392
5.375%, 05/01/2024	5,600,000	5,747,616
5.60%, 05/01/2021	1,500,000	1,575,585
5.70%, 05/01/2031	1,500,000	1,579,860
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,688,748
5.25%, 12/01/2024	1,190,000	1,259,544
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,450,606
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	1,043,450
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%,
04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	2,082,380
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%,
04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	6,475,105
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,886,808
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,045,440
La Salle Univ., 5.625%, 05/01/2017, (Insd. by MBIA)	1,000,000	1,011,500
Univ. of the Arts, Ser. A, 5.00%, 09/15/2033, (Insd. by Radian Group, Inc.)	3,000,000	3,130,890
Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,560,270
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,555,400
Temple Univ., 5.25%, 04/01/2016	905,000	927,408
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	446,901
5.50%, 01/01/2018	325,000	347,740
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,186,780
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,074,180

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Widener Univ.:
5.00%, 07/15/2026	$1,300,000	$1,352,702
5.00%, 07/15/2039	5,750,000	5,926,697
5.25%, 07/15/2024	1,000,000	1,050,690
5.40%, 07/15/2036	5,500,000	5,807,670
Pennsylvania Higher Edl. Facs. Auth. RRB, Univ. Properties Student Hsg., 5.00%,
08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,835,050
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,322,550
6.00%, 02/01/2017	2,690,000	2,911,226
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,378,886
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	180,000	180,268
6.00%, 10/01/2029	1,500,000	1,533,750
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,824,335
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,345,162
Snyder Cnty., PA Higher Ed. Auth. RB, Susquehanna Univ. Proj., 5.00%,
01/01/2030, (Insd. by CIFG Svcs., Inc.)	3,000,000	3,162,840
Westminster, MD Edl. Facs. RRB, McDaniel College, 5.00%, 11/01/2031	2,000,000	2,091,360

		110,281,392

GENERAL OBLIGATION - LOCAL 8.1%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,194,010
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,501,791
5.50%, 04/15/2018	1,000,000	1,072,440
5.50%, 04/15/2019	2,590,000	2,777,620
Burrell, PA Sch. Dist. GO, Ser. A, 5.00%, 07/15/2025, (Insd. by FSA)	5,845,000	6,216,391
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,064,137
5.50%, 05/15/2018	2,000,000	2,167,540
5.50%, 05/15/2019	1,500,000	1,625,655
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,494,166
5.50%, 06/01/2016	2,000,000	2,168,840
Easton, PA Area Sch. Dist. GO, Ser. 2006, 7.50%, 04/01/2022	6,000,000	7,595,340
Haverford, PA Sch. Dist. GO, 5.50%, 03/15/2019, (Insd. by FSA)	2,200,000	2,513,434
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	913,388
Morrisville Boro, PA Sch. Dist. GO, Capital Proj., 5.00%, 04/01/2026	5,000,000	5,330,950
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,086,230
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,086,230
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	718,423

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	$2,500,000	$2,727,175
5.625%, 08/01/2019	1,000,000	1,090,870
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,133,186
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	2,977,422
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,892,092
Springfield, PA Sch. Dist. Refunding GO, Delaware Cnty. Impt., 5.50%,
03/15/2018	2,585,000	2,795,186
Wyoming, PA Area Sch. Dist. GO, Ser. A, 5.00%, 09/01/2026	5,005,000	5,319,264

		66,461,780

GENERAL OBLIGATION - STATE 10.3%
Pennsylvania GO:
Ser. 1:
5.00%, 10/01/2022	14,000,000	15,029,000
5.00%, 10/01/2024	10,000,000	10,694,300
5.00%, 10/01/2026	5,000,000	5,339,050
Ser. 2:
6.25%, 07/01/2010	5,000,000	5,395,000
6.25%, 07/01/2011	5,060,000	5,567,265
Pennsylvania Refunding GO, Ser. 3:
5.375%, 07/01/2017, (Insd. by FSA) ‡	15,000,000	16,924,575
5.375%, 07/01/2018, (Insd. by FSA) ‡	10,255,000	11,570,768
5.375%, 07/01/2019, (Insd. by MBIA) ‡	8,815,000	9,946,008
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,354,638

		84,820,604

HOSPITAL 16.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Jefferson Regl. Med. Ctr., Ser. A, 5.00%,
05/01/2015	1,950,000	2,040,031
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,650,690
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,292,747
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,028,960
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	510,000	516,028
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A:
5.00%, 06/01/2024	1,000,000	1,035,190
5.00%, 06/01/2030	1,000,000	1,027,610
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035,
(Insd. by CIFG Svcs., Inc.)	3,500,000	3,679,865
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A,
5.50%, 08/15/2010	1,685,000	1,733,225
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,302,264

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lancaster Cnty., PA Hosp. Auth. RRB, Hlth. Sys., Ser. B, 5.00%, 03/15/2022	$2,635,000	$2,794,049
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj.,
5.00%, 11/15/2018	4,000,000	4,115,600
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%,
07/01/2016, (Insd. by MBIA)	2,500,000	2,927,575
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,500,000	6,874,270
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	500,000	541,255
Carroll Hosp. Ctr., 5.00%, 07/01/2040	3,000,000	3,082,560
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,036,880
Maryland Hlth. & Higher Edl. RB, Peninsula Regl. Med. Ctr., 5.00%, 07/01/2036	5,000,000	5,198,700
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%,
08/15/2021, (Insd. by FHA & MBIA)	3,000,000	3,211,590
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,240,780
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,682,751
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,609,748
5.625%, 07/01/2032	1,000,000	1,060,670
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,079,500
Ser. B, 5.875%, 11/15/2021	3,550,000	3,626,254
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,416,221
6.25%, 01/15/2017	4,000,000	4,370,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,518,612
5.125%, 05/15/2012	3,555,000	3,680,954
5.125%, 05/15/2018	8,850,000	9,051,514
5.25%, 05/15/2013	3,045,000	3,111,381
5.25%, 05/15/2014	7,390,000	7,653,158
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo
Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,273,595
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%,
07/01/2009	1,800,000	1,872,666
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	1,041,330
5.00%, 12/01/2029	1,500,000	1,565,295
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,528,792
6.25%, 06/01/2022	1,750,000	1,910,387

		138,382,697

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 3.1%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	$655,000	$678,010
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	940,000	971,706
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont
Ellis, LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	6,000,000	6,298,200
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 65-A, 5.20%, 10/01/2018	4,400,000	4,457,948
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,464,830
Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,665,582
Ser. 97-B, 3.95%, 10/01/2016	1,000,000	993,110
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,827,548
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036,
(Insd. by FHLMC, FNMA & GNMA)	1,000,000	1,017,320

		25,374,254

INDUSTRIAL DEVELOPMENT REVENUE 4.8%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj.,
Ser. A, 4.70%, 03/01/2019	11,000,000	11,096,690
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022,
(Gtd. by Waste Mgmt., Inc.)	6,400,000	6,433,472
Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.19%, 05/01/2039,
(Gtd. by Cinergy Corp.)	2,000,000	2,000,000
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj.,
Ser. A, 4.70%, 11/01/2021	7,500,000	7,615,950
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,859,964
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj.,
4.70%, 07/01/2022	2,000,000	2,005,540
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,098,040

		39,109,656

LEASE 4.8%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,889,771
5.25%, 12/01/2024	8,485,000	8,907,468
Middle Bucks, PA Area Vocational Tech. Sch. Auth. RB, Institute of Tech.,
5.00%, 02/15/2029	3,175,000	3,361,182
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	3,002,457
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,797,922
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. Haverford Proj.:
5.25%, 03/15/2023	2,605,000	2,831,739
5.25%, 03/15/2024	3,290,000	3,566,097
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,323,120
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,399,930

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
York Cnty., PA Sch. Tech. Auth. Lease RB:
5.375%, 02/15/2019, (Insd. by FGIC)	$2,890,000	$3,121,200
5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,304,642

		39,505,528

MISCELLANEOUS REVENUE 9.4%
Commonwealth of Pennsylvania Fin. Auth. RB, Ser. A:
5.00%, 06/01/2022, (Insd. by MBIA)	10,000,000	10,647,000
5.00%, 06/01/2025, (Insd. by FSA)	9,215,000	9,821,255
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%,
01/01/2025	4,000,000	3,859,960
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,600,000	23,996,528
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,240,040
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	1,076,590
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,567,885
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,264,150
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,700,244
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,080,650
5.50%, 04/15/2017	1,000,000	1,073,050
5.50%, 04/15/2020	925,000	995,198
5.50%, 04/15/2022	500,000	536,050
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,741,523
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,735,693
5.00%, 12/01/2025, (Insd. by FGIC)	2,000,000	2,121,120

		77,456,936

PORT AUTHORITY 0.4%
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj.,
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,680,402

PRE-REFUNDED 9.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,572,590
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,546,345
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,154,100
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,545,874
Allegheny Cnty., PA Port Auth. Trans. RB, 6.25%, 03/01/2017, (Insd. by MBIA)	5,000,000	5,287,250
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,864,905
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,575,727
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.,
5.50%, 07/01/2018	1,000,000	1,077,090

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	$1,000,000	$1,049,580
Cambria Cnty., PA GO, 5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,454,586
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	10,000	10,363
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,605,000	1,784,182
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr.,
Ser. A, 7.25%, 12/01/2024	6,000,000	6,593,340
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,005,000	1,047,974
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,718,714
5.75%, 10/01/2017	3,270,000	3,602,690
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016,
(Insd. By FGIC)	8,500,000	9,845,465
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,740,007
Thomas Jefferson Univ.:
5.50%, 01/01/2015	865,000	942,158
5.50%, 01/01/2018	675,000	735,210
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	500,625
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	850,000	959,174
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019,
(Insd. by AMBAC)	8,245,000	8,881,432
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,730,000	1,790,256
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,906,120
ETM, 5.375%, 05/15/2028	1,620,000	1,730,371

		77,916,128

RESOURCE RECOVERY 0.6%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,666,775
Ser. G, 5.125%, 12/01/2015	2,000,000	2,031,340

		4,698,115

SPECIAL TAX 2.8%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,193,408
Ser. B, 6.40%, 12/15/2018	2,340,000	2,555,186
Commonwealth of Puerto Rico Infrastructure Fin. Auth. Spl. Tax RB, Ser. B:
5.00%, 07/01/2017	2,000,000	2,134,140
5.00%, 07/01/2018	3,250,000	3,458,975
Commonwealth of Puerto Rico Infrastructure Fin. Auth. Spl. Tax RRB, Ser. C,
5.50%, 07/01/2021	5,000,000	5,784,800
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	752,538

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	$1,000,000	$1,028,380
5.50%, 10/01/2013	1,000,000	1,031,380
5.50%, 10/01/2018	500,000	514,660
5.50%, 10/01/2022	1,000,000	1,029,320
5.625%, 10/01/2025	2,250,000	2,311,718

		22,794,505

TRANSPORTATION 3.6%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2015	1,000,000	1,072,230
5.50%, 03/01/2016	2,000,000	2,145,960
5.50%, 03/01/2017	3,750,000	4,023,675
Commonwealth of Virginia Trans. Board RRB, US Route 58 Dev. Program, 5.00%,
05/15/2022	2,000,000	2,146,800
Pennsylvania Turnpike Commission RB, Ser. A:
5.00%, 12/01/2026, (Insd. by AMBAC)	1,500,000	1,597,515
5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,204,680
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,912,529
5.625%, 06/01/2014	3,595,000	3,883,535
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,684,446
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,594,375

		29,265,745

WATER & SEWER 3.3%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by
MBIA)	825,000	877,420
Allegheny Cnty., PA Sanitation Auth. Sewer RRB:
5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,239,994
Ser. A, 5.00%, 12/01/2021, (Insd. by MBIA)	5,000,000	5,340,300
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,726,715
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,483,400
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by
AMBAC)	3,100,000	3,361,702
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd.
by MBIA)	4,355,000	4,771,556
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,850,781
5.25%, 07/01/2009	1,370,000	1,391,098

		27,042,966

Total Municipal Obligations (cost $800,051,671)		827,695,964

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø
(cost $2,798,414)	2,798,414	$2,798,414

Total Investments (cost $802,850,085) 101.1%		830,494,378
Other Assets and Liabilities (1.1%)		(8,647,549)

Net Assets 100.0%		$821,846,829

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

The following table shows the percent of total investments by geographic location as of March 31, 2007:

Pennsylvania	82.9%
South Carolina	5.2%
Puerto Rico	2.7%
Virginia	1.7%
Maryland	1.5%
Virgin Islands	1.3%
Georgia	1.2%
Indiana	1.1%
District of Columbia	0.8%
New Jersey	0.4%
Delaware	0.3%
Nevada	0.3%
Texas	0.2%
Florida	0.1%
Non-state specific	0.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2007 (unaudited):

AAA	46.1%
AA	24.4%
A	13.0%
BBB	11.4%
NR	5.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2007 (unaudited):

Less than 1 year	1.4%
1 to 3 year(s)	5.2%
3 to 5 years	7.5%
5 to 10 years	20.7%
10 to 20 years	48.0%
20 to 30 years	16.1%
Greater than 30 years	1.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

Assets
Investments in securities, at value (cost $800,051,671)	$827,695,964
Investments in affiliated money market fund, at value (cost $2,798,414)	2,798,414

Total investments	830,494,378
Receivable for Fund shares sold	284,065
Interest receivable	13,062,532
Prepaid expenses and other assets	31,358

Total assets	843,872,333

Liabilities
Dividends payable	2,856,523
Payable for Fund shares redeemed	243,673
Payable for floating-rate notes issued	18,650,000
Interest and fee expense payable	172,309
Advisory fee payable	17,176
Distribution Plan expenses payable	1,911
Due to other related parties	12,893
Accrued expenses and other liabilities	71,019

Total liabilities	22,025,504

Net assets	$821,846,829

Net assets represented by
Paid-in capital	$808,301,425
Overdistributed net investment income	(208,573)
Accumulated net realized losses on investments	(13,890,316)
Net unrealized gains on investments	27,644,293

Total net assets	$821,846,829

Net assets consists of
Class A	$55,564,739
Class B	24,725,249
Class C	11,538,728
Class I	730,018,113

Total net assets	$821,846,829

Shares outstanding (unlimited number of shares authorized)
Class A	4,910,601
Class B	2,192,987
Class C	1,021,651
Class I	64,521,458

Net asset value per share
Class A	$11.32
Class A — Offering price (based on sales charge of 4.75%)	$11.88
Class B	$11.27
Class C	$11.29
Class I	$11.31

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2007

Investment income
Interest	$41,487,834
Income from affiliate	76,462

Total investment income	41,564,296

Expenses
Advisory fee	2,139,565
Distribution Plan expenses
Class A	170,682
Class B	278,117
Class C	125,678
Administrative services fee	850,360
Transfer agent fees	83,309
Trustees’ fees and expenses	14,335
Printing and postage expenses	39,112
Custodian and accounting fees	243,900
Registration and filing fees	45,543
Professional fees	42,466
Interest and fee expense	708,290
Other	18,954

Total expenses	4,760,311
Less: Expense reductions	(18,114)
Expense reimbursements	(28,447)

Net expenses	4,713,750

Net investment income	36,850,546

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	7,033,621
Futures contracts	(472,651)
Interest rate swap transactions	(105,720)

Net realized gains on investments	6,455,250
Net change in unrealized gains or losses on investments	(1,156,463)

Net realized and unrealized gains or losses on investments	5,298,787

Net increase in net assets resulting from operations	$42,149,333

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2007		2006

Operations
Net investment income		$36,850,546		$39,601,934
Net realized gains on investments		6,455,250		2,849,378
Net change in unrealized gains or
losses on investments		(1,156,463)		(12,839,548)

Net increase in net assets resulting from
operations		42,149,333		29,611,764

Distributions to shareholders from
Net investment income
Class A		(2,353,521)		(2,514,876)
Class B		(946,670)		(1,201,238)
Class C		(427,638)		(467,898)
Class I		(33,295,095)		(35,196,463)

Total distributions to shareholders		(37,022,924)		(39,380,475)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	712,043	8,029,258	842,938	9,555,905
Class B	123,365	1,388,308	170,993	1,914,936
Class C	62,276	699,837	157,520	1,784,122
Class I	5,730,969	64,757,001	7,094,777	80,373,953

		74,874,404		93,628,916

Net asset value of shares issued in
reinvestment of distributions
Class A	108,514	1,225,663	117,893	1,344,768
Class B	50,944	573,188	64,224	729,958
Class C	22,644	255,263	25,902	294,892
Class I	54,779	618,643	57,808	659,012

		2,672,757		3,028,630

Automatic conversion of Class B shares
to Class A shares
Class A	237,554	2,680,866	172,129	1,958,928
Class B	(238,399)	(2,680,866)	(172,756)	(1,958,928)

		0		0

Payment for shares redeemed
Class A	(1,289,949)	(14,575,077)	(1,295,490)	(14,769,142)
Class B	(545,976)	(6,140,550)	(508,423)	(5,772,396)
Class C	(259,560)	(2,926,305)	(171,524)	(1,952,843)
Class I	(10,740,902)	(121,289,109)	(6,042,436)	(68,855,426)

		(144,931,041)		(91,349,807)

Net increase (decrease) in net assets
resulting from capital share
transactions		(67,383,880)		5,307,739

Total decrease in net assets		(62,257,471)		(4,460,972)
Net assets
Beginning of period		884,104,300		888,565,272

End of period		$821,846,829		$884,104,300

Overdistributed net investment income		$(208,573)		$(36,195)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

NOTES TO FINANCIAL STATEMENTS continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

NOTES TO FINANCIAL STATEMENTS continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $28,447.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2007, EIS received $7,538 from the sale of Class A shares and $80,554 and $1,066 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $279,637,009 and $356,199,667, respectively, for the year ended March 31, 2007.

At March 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$18,650,000	1.47% – 1.59%	$41,891,282

During the year ended March 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $694,767.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $803,363,580. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,606,069 and $475,271, respectively, with a net unrealized appreciation of $27,130,798.

As of March 31, 2007, the Fund had $13,177,666 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2012	2013	2014

$8,975,891	$1,869,064	$1,438,502	$894,209

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2007, the Fund incurred and will elect to defer post-October capital losses of $199,155.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryovers
Exempt-Interest	Unrealized	and Post-October
Income	Appreciation	Losses

$208,573	$27,130,798	$13,376,821

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and inverse floating-rate obligations.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2007	2006

Ordinary Income	$ 162,643	$ 130,227
Exempt-Interest Income	36,860,281	39,250,248

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended March 31, 2007, the Fund had average borrowings outstanding of $230,375 at an average rate of 5.87% and paid interest of $13,523.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the

NOTES TO FINANCIAL STATEMENTS continued

expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the

NOTES TO FINANCIAL STATEMENTS continued

adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Bond Fund as of March 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.56% . The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2008.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566394 rv4 05/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the five series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2007 and March 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$114,400	$94,504
Audit -related fees	0	0

Audit and audit-related fees	114,400	94,504
Tax fees (1)	5,159	7,900
All other fees (2)	813,367	925,575

Total fees	$932,926	$1,027,979

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 22, 2008

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: April 22, 2008